Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents
Summary of cash and cash equivalents

	2021		2020
Cash in banks	Ps.	9,543,860	Ps.	6,907,295
Short-term investments		5,558,131		3,068,618
Restricted funds held in trust related to debt service reserves		147,415		91,040
Cash on hand		5,470		36,432
Total cash, cash equivalents and restricted cash	Ps.	15,254,876	Ps.	10,103,385